Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities:
Net earnings	$ 4,012	$ 3,680
Adjustments to reconcile net earnings to net cash provided by operating activties:
Provision for loan losses	0	(400)
Depreciation and amortization	545	366
Premium amortization and discount accretion, net	804	776
Net (gain) loss on securities available-for-sale	(3)	295
Net gain on sale of loans held for sale	(644)	(494)
(Decrease) Increase in MSR valuation allowance	(39)	43
Net loss on other real estate owned	5	42
Loss on prepayment of long-term debt	362	0
Loans originated for sale	(38,404)	(29,459)
Proceeds from sale of loans	36,883	24,847
Increase in cash surrender value of bank owned life insurance	(237)	(251)
Income recognized from death benefit on bank-owned life insurance	(276)	0
Net decrease in other assets	237	71
Net (decrease) increase in accrued expenses and other liabilities	(84)	694
Net cash provided by operating activities	3,161	210
Cash flows from investing activities:
Proceeds from sales of securities available-for-sale	0	18,354
Proceeds from maturities of securities available-for-sale	16,698	18,127
Purchase of securities available-for-sale	(4,637)	(34,273)
Increase in loans, net	(5,491)	(3,021)
Net purchases of premises and equipment	(415)	(19)
Proceeds from bank-owned life insurance death benefit	1,319	0
Decrease in FHLB stock	191	235
Proceeds from sale of other real estate owned	30	2,652
Net cash provided by investing activities	7,695	2,055
Cash flows from financing activities:
Net increase in noninterest-bearing deposits	19,576	4,615
Net increase in interest-bearing deposits	3,028	10,722
Net decrease in federal funds purchased and securities sold under agreements to repurchase	(1,769)	(47)
Repayments or retirement of long-term debt	(5,362)	0
Dividends paid	(1,603)	(1,567)
Net cash provided by financing activities	13,870	13,723
Net change in cash and cash equivalents	24,726	15,988
Cash and cash equivalents at beginning of period	83,503	54,222
Cash and cash equivalents at end of period	108,229	70,210
Cash paid during the period for:
Interest	2,366	2,777
Income taxes	1,241	506
Supplemental disclosure of non-cash transactions:
Real estate acquired through foreclosure	$ 0	$ 394